PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of prepaid expenses and other current assets

	December 31,
	2012	2013
Loans and interest receivables from producers of TV series and films(i)	2,515,208	3,425,343
Rental deposits and prepaid rental expenses	3,221,226	3,268,366
Prepaid film costs on behalf of other investors(ii)	7,491,375	2,979,982
Amounts due from third parties(iii)	4,050,954	2,365,514
Prepaid film costs(iv)	2,844,172	2,327,129
Promotion and print costs paid on behalf of film producers(v)	744,561	952,593
Advances to employees	733,430	724,893
Prepaid advertising expenses	770,760	454,412
Deposits paid for acquisition of property and equipment	248,975	194,527
Interests receivable	52,034	63,415
Prepaid business tax	90,468	4,015
Other prepaid expenses	566,099	565,602

Total	23,329,262	17,325,791

(i)
Loans and interest receivables from producers of TV series and films represent the Group's investments in TV series and films, which have fixed rate of returns ranged from 7.2% to 20%. The balance was net of allowance for doubtful accounts of nil and $147,782 as of December 31, 2012 and 2013, respectively.

(ii)
Prepaid film costs on behalf of other investors represent amounts paid for film production which will be reimbursed by other co-investors.

(iii)
Amounts due from third parties mainly represent amount paid for film production which will be reimbursed by film producers.

(iv)
Prepaid film costs represent amounts paid to secure the service of individuals to be the directors or actors or actresses of films over the next year. Prepaid film costs will be included in the production costs and amortized on a film-by-film basis upon the completion of related films.

(v)
Promotion and print costs paid on behalf of film producers represent amounts paid for promotion and print costs which will be reimbursed by film producers. The balance was net of allowance for doubtful accounts of nil and $4,852 as of December 31, 2012 and 2013, respectively.